Summary of Significant Accounting Policies - Segment reporting, advertising expense and VAT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment reporting
Number of reportable segment	1	1
Advertising expense
Advertising costs	¥ 963	$ 148	¥ 10,693	¥ 25,324
Value added taxes ("VAT"), business related tax and surcharges
VAT rate one	17.00%	17.00%
VAT rate two	16.00%	16.00%
VAT rate three	13.00%	13.00%
VAT rate four	6.00%	6.00%
VAT rate five	5.00%	5.00%
VAT rate six	3.00%	3.00%
VAT amount	¥ 1,088,207	$ 166,775	¥ 1,798,899	¥ 1,466,302